FINANCIAL INSTRUMENTS - Liquidity risk (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS
Adjusted working capital	$ 116,743,618
Cash and cash equivalents	$ 62,906,168	$ 21,294,663	$ 37,033,250